SA FUNDS – Investment Trust

SA U.S. Fixed Income Fund	SA International Value Fund
SA Global Fixed Income Fund	SA International Small Company Fund
SA U.S. Core Market Fund	SA Emerging Markets Value Fund
SA U.S. Value Fund	SA Real Estate Securities Fund
SA U.S. Small Company Fund	SA Worldwide Moderate Growth Fund
(each a “Fund,” and collectively, the “Funds”)

Supplement dated July 1, 2021 to the
Statement of Additional Information of each Fund,
dated October 28, 2020

This Supplement amends information in the Funds’ Statement of Additional Information of the SA Funds – Investment Trust, dated October 28, 2020. You may obtain a copy of the Prospectuses or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-844-366-0905 or on the Internet at http://www.sa-funds.com.

Effective July 1, 2021, the following information supplements and supersedes any contrary information contained in the Officers of the Trust section of the Statement of Additional Information:

Name,
Address(1)	Position(s) Held with
and	Trust and Length of
Year of Birth	Time Served (2)	Principal Occupation(s) During Past 5 Years
Jeff Yorg	Chief Compliance Officer	Chief Compliance Officer (since July 1, 2021) and
	and Anti-Money	Associate General Counsel of Buckingham Strategic
Year of Birth:	Laundering Compliance	Partners, LLC (since 2019). Chief Compliance Officer and
1977	Officer (since July 1,	Deputy Chief Risk Officer for Gurtin Municipal Bond
	2021).	Management, LLC (2014-2019).

(1)	The address of each officer is: Buckingham Strategic Partners, LLC, 10 Almaden Blvd., 15th Floor, San Jose, CA 95113.
(2)	The Trust’s officers are appointed annually by the Board.

On page 31, the second paragraph under the table of fees paid to the Adviser, in its capacity as Administrator, is replaced in its entirety with the following:

The following individuals are affiliated persons of the Trust and of the Adviser: Alexander B. Potts, Michael Clinton, Jeff Yorg and Marcy Tsagarakis. The capacities in which each such individual is affiliated with the Trust and the Adviser is set forth above under “Trustees and Officers.”

You should retain this Supplement for future reference.

SA Funds–Investment Trust
SEC file number: 811-09195